Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Computation of Basic Loss Per Share (EPS)
The computation of basic income per share (“EPS”) is based on the weighted average number of shares outstanding during the period, consisting of common shares outstanding less treasury shares (see Note 23 - Shareholders’ Equity).
In the computation of the diluted EPS, the dilutive impact of the Company’s share options, RSUs and PSUs is calculated using the “treasury stock” method and the dilutive impact of the Company’s convertible securities is calculated using the “if converted” method.

	For the Years Ended December 31,
(In $ except share data)	2025	2024	2023
Basic income per share	0.17	0.33	0.09
Diluted income per share	0.17	0.32	0.09

Issued common shares at the end of the year	315,400,000	264,080,391	264,080,391
Weighted average number of shares outstanding during the year, basic	262,335,850	250,891,106	244,270,405
Dilutive effect of share options, RSUs and PSUs	2,211,304	3,573,189	3,880,209
Weighted average number of shares outstanding during the year, diluted	264,547,154	254,464,295	248,150,614

Schedule of antidilutive securities excluded from computation of earnings per share
The effects of the following potential share issuances, including our convertible bonds due in May 2028 (the “Convertible Bonds”), share options, RSUs and PSUs, have been excluded from the calculation of diluted EPS for each of the periods presented because the effects were anti-dilutive.

	For the Years Ended December 31,
	2025	2024	2023
Convertible bonds	34,507,611	34,078,777	34,260,413
Share options	8,379,998	6,406,667	2,160,000
RSUs	250,000	886,610	—
PSUs	250,000	750,000	500,000